Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Operating and formation costs	$ 1,434,136	$ 172,140	$ 1,754,551	$ 337,296	$ 6,276	$ 1,005,498
Loss from operations	(1,434,136)	(172,140)	(1,754,551)	(337,296)	(6,276)	(1,005,498)
Other (expense) income:
Change in fair value of warrant liability	2,530,800	(68,400)	2,120,400	4,035,600		(4,377,600)
Loss on initial issuance of private warrants				(2,599,200)		(2,599,200)
Transaction costs allocated to warrant liabilities				(30,212)		(30,212)
Change in fair value of conversion option liability	76,788		6,892			11,835
Interest on mandatorily redeemable ordinary shares liability	192,049		192,049
Interest expense - debt discount	(8,280)		(15,746)			(1,826)
Interest earned on investments held in Trust Account	203,904	6,791	205,859	26,212		30,739
Total other (expense) income, net	2,995,261	(61,609)	2,509,454	1,432,400		1,788,935
Net (loss) income	$ 1,561,125	$ (233,749)	$ 754,903	$ 1,095,104	$ (6,276)	$ 783,438
Weighted average shares outstanding, ordinary shares (in Shares)	17,205,235	17,250,000	17,227,494	16,391,664	3,000,000	16,820,548
Earnings Per Share, Basic	$ 0.09	$ (0.01)	$ 0.04	$ 0.07	$ 0.00	$ 0.05
Earnings Per Share, Diluted	$ 0.09	$ (0.01)	$ 0.04	$ 0.07	$ 0.00	$ 0.05
Weighted Average Number of Shares Outstanding, Diluted	17,205,235	17,250,000	17,227,494	16,391,664	3,000,000	16,834,110